Note 3: Purchase of Oil Properties	3 Months Ended
Jun. 30, 2012
Note 3: Purchase of Oil Properties:
Note 3: Purchase of Oil Properties

NOTE 3: PURCHASE OF OIL PROPERTIES

In the first quarter of 2012, the Company formed a wholly owned subsidiary, Chelsea Oil Australia Pty Ltd., for the purpose of completing an acquisition of working interests in the Surat Basin, onshore Australia.  The purchase price for the working interest consisted of the following:

Issuance of 21,780,935 common shares at $0.22 per share	$ 4,791,806
Promissory notes to vendors	3,000,000
Stamp duty taxes and other fees	275,750
$ 8,067,556